CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including transactions with related parties of RMB38,471, RMB40,520 and RMB35,147 for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 4,198,889	$ 591,401	¥ 3,604,919	¥ 2,959,324
Cost of revenues (including transactions with related parties of RMB135,058, RMB149,547 and RMB37,074 for the years ended December 31, 2021, 2022 and 2023, respectively)	(1,903,041)	(268,038)	(1,796,867)	(1,405,423)
Gross profit	2,295,848	323,363	1,808,052	1,553,901
Operating expenses:
Selling and marketing expenses (including transactions with related parties of RMB120,315, RMB2,541 and RMB2,585 for the years ended December 31, 2021, 2022 and 2023, respectively)	(2,048,090)	(288,467)	(2,026,468)	(1,634,733)
Research and development expenses	(901,452)	(126,967)	(763,362)	(619,585)
General and administrative expenses	(418,531)	(58,949)	(621,973)	(690,292)
Total operating expenses	(3,368,073)	(474,383)	(3,411,803)	(2,944,610)
Loss from operations	(1,072,225)	(151,020)	(1,603,751)	(1,390,709)
Other income/(expenses):
Investment income	41,695	5,873	70,380	59,177
Interest income	158,671	22,348	68,104	31,305
Fair value change of financial instruments	(5,170)	(728)	(176,685)	27,846
Exchange (losses)/gains	97	14	71,749	(16,665)
Others, net	49,236	6,935	5,983	(4,391)
Loss before income tax	(827,696)	(116,578)	(1,564,220)	(1,293,437)
Income tax expense	(11,832)	(1,667)	(14,183)	(5,443)
Net loss	(839,528)	(118,245)	(1,578,403)	(1,298,880)
Net income attributable to noncontrolling interests	(4,113)	(579)	(2,754)
Accretions of convertible redeemable preferred shares to redemption value | ¥				(170,585)
Net loss attributable to Zhihu Inc.'s shareholders	(843,641)	(118,824)	(1,581,157)	(1,469,465)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	45,257	6,374	273,310	(143,190)
Total other comprehensive (loss)/income	45,257	6,374	273,310	(143,190)
Total comprehensive loss	(794,271)	(111,871)	(1,305,093)	(1,442,070)
Net income attributable to noncontrolling interests	(4,113)	(579)	(2,754)
Accretions of convertible redeemable preferred shares to redemption value | ¥				(170,585)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (798,384)	$ (112,450)	¥ (1,307,847)	¥ (1,612,655)
Net loss per share, basic | (per share)	¥ (2.82)	$ (0.40)	¥ (5.19)	¥ (6.12)
Net loss per share, diluted | (per share)	¥ (2.82)	$ (0.40)	¥ (5.19)	¥ (6.12)
Weighted average number of ordinary shares outstanding, basic | shares	299,132,894	299,132,894	304,836,318	240,174,108
Weighted average number of ordinary shares outstanding, diluted | shares	299,132,894	299,132,894	304,836,318	240,174,108